UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: FIRST
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	   Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		  November 2, 2007

Additional Information: The investment manager, Himanshu H. Shah, does not participate in proxy voting for positions listed under column 8 in the section denoting no proxy voting. The client, Pennsylvania Public School Employees Retirement System, votes on proxies relevant to the securities that we buy on their behalf.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: 131609


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

    COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4 COLUMN 5          COLUMN 6   COLUMN 7 COLUMN 8

                                                VALUE   SHRS OR  SH/  PUT/INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER        TITLE OF CLASSCUSIP     (x$1000) PRN AMT  PRN  CALLDISCRETION MANAGERS   SOLE   SHARE  NONE
ABITIBI-CONSOLIDATED INCOM           003924 10     4648 2656250 SH        SOLE                 2486250      170000.0
AEGON N V              ORD AMER REG  007924 10     3568  187527 SH        SOLE                  187527      N/A
BRILLIANCE CHINA AUTO HSPONSORED ADR 10949Q 10     6373  231630 SH        SOLE                  231630      N/A
CELESTICA INC          SUB VTG SHS   15101Q 10     8221 1345579 SH        SOLE                 1250579      95000.00
CHINA TELECOM CORP LTD SPON ADR H SHS169426 10     7021 91794.64SH        SOLE                   81795      10000.00
CHINA UNICOM LTD       SPONSORED ADR 16945R 10     9141  438670 SH        SOLE                  403670      35000.00
CHINA YUCHAI INTL LTD  COM           G21082 10    12481 1258248 SH        SOLE                 1203248      55000.00
CHIQUITA BRANDS INTL INCOM           170032 80     9955  628875 SH        SOLE                  588875      40000.00
KT CORP                SPONSORED ADR 48268K 10     5620  224376 SH        SOLE                  214376      10000.00
LEAPFROG ENTERPRISES INCL A          52186N 10     5177  627540 SH        SOLE                  582540      45000.00
LEGG MASON INC         COM           524901105      421 5,000.00SH        SOLE                       0       5000.00
LG PHILIP LCD CO LTD   SPONS ADR REP 50186V 10     5963  249100 SH        SOLE                  214100      35000.00
MARSH & MCLENNAN COS INCOM           571748 10     2407   94420 SH        SOLE                   72420      22000.00
MILACRON INC           COM           598709301     1910  268271 SH        SOLE                  268271      N/A
MITSUBISHI UFJ FINL GROSPONSORED ADR 606822 10     3859  425035 SH        SOLE                  375035         50000
NEC CORP               ADR           629050 20     3358 710126.7SH        SOLE                  710127      N/A
NEW YORK TIMES CO      CL A          650111 10     1533   77600 SH        SOLE                   52600      25000.00
NTT DOCOMO INC         SPONS ADR     62942M 20     2496  175330 SH        SOLE                  175330      N/A
QIMONDA                SPONS ADR     746904101     6514  576490 SH        SOLE                  536490      40000.00
QUINGLING MOTORS COMPANCOM           6718158       2607 9936000 SH        SOLE                 9936000      N/A
ROYAL DUTCH SHELL PLC  SPONS ADR A   780259 20     3487   42433 SH        SOLE                   42433      N/A
SANMINA SCI CORP       COM           800907107     2455 1158400 SH        SOLE                 1008400      N/A
SANYO ELECTRIC CO LTD  COM           803038306     1241  152040 SH        SOLE                  152040      N/A
SCOR SA                SPONSORED ADR 80917Q 10     4007 1499740 SH        SOLE                 1499740      N/A
SIFY LIMITED           SPONSORED ADR 82655M107     3999  470533 SH        SOLE                  450533      20000.00
TECHNIP NEW            SPONSORED ADR 878546 20     4129 46624.55SH        SOLE                   46625      N/A
UTSTARCOM INC          COM           918076 10     9018 2464074 SH        SOLE                 2364074      100000.0
                                                 131609

</SEC-DOCUMENT>